Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2012
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHASX
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAIX
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHAMX
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIMX

Chase Growth Fund (Prospectus Summary) | Chase Growth Fund
Chase Growth Fund (the "Growth Fund" or "Fund")
Investment Objective
The Growth Fund's investment objective is to achieve the growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Chase Growth Fund		Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)
Class N		2.00%
Institutional Class	[1]	2.00%
[1]	On January 28, 2012, the Growth Fund re-designated its Substantial Investor Class shares as Institutional Class shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Chase Growth Fund	Class N	Institutional Class
Management Fees	0.75%	0.75%
Shareholder Servicing Plan Fees	0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)	0.49%	0.24%
Total Annual Fund Operating Expenses	1.24%	0.99%

Example.
The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The

Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Chase Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class N	126	393	681	1,500
Institutional Class	101	315	547	1,213

Portfolio Turnover.
The Growth Fund pays transaction costs, such as commissions,

when it buys and sells securities (or "turns over" its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual

Fund Operating Expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 82.40% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a "large-cap company"). Chase Investment Counsel Corporation (the "Advisor") generally considers a large-cap company to be one that has a market capitalization of

$5 billion and above. Large-cap company stocks the Advisor purchases for the

Fund typically have earnings growth in excess of 10% per year on a historical basis, and have demonstrated consistency of earnings growth over time. In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts

("ADRs").

In buying and selling portfolio securities, the Advisor first screens companies for 10% or greater earnings growth over the last 5 years, consistency of earnings, and liquidity. The Advisor then screens the stocks for fundamental and technical characteristics, including earnings growth, return on equity,

reinvestment rate, debt level, preliminary valuation analysis, relative strength, price momentum, price volatility, unusual volume patterns, and insider transactions. The Advisor then conducts traditional fundamental security analysis to identify the most attractive buys for the Fund. The Advisor continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Growth

Fund. The following additional risks could affect the value of your investment:

o  Management Risk - The Growth Fund's ability to achieve its investment objective depends on the Advisor's ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

o  Market Risk - The value of stocks and other securities the Growth Fund holds or the overall stock market may decline over short or extended periods.

o  Non-U.S. Security Risk - The Growth Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial,

   economic or political risks not ordinarily associated with the securities of

   U.S. issuers.

o  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

o  Defensive Position Risk- If the Growth Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Growth Fund is intended for investors who:

o  Have a long-term investment horizon;

o  Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

o  Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Performance
The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and

10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the

Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Class N - Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended 12/31/2003) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Chase Growth Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class N	Return Before Taxes	[1]	(1.46%)	0.14%	3.08%	5.10%	Dec 2, 1997
Class N After Taxes on Distributions	Return After Taxes on Distributions		(1.68%)	(0.20%)	2.86%	4.90%	Dec 2, 1997
Class N After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(0.66%)	0.13%	2.68%	4.51%	Dec 2, 1997
Institutional Class	Return Before Taxes	[1]	(1.17%)	0.38%	3.21%	5.19%	Dec 2, 1997
Russell 1000 ® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%	2.76%	Dec 2, 1997
Lipper Large-Cap Growth Funds Index	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)		(2.90%)	0.85%	1.43%	1.84%	Dec 2, 1997
[1]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 28, 2012
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Chase Growth Fund (the "Growth Fund" or "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Growth Fund's investment objective is to achieve the growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual
Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.40%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Growth Fund invests primarily in common stocks of domestic companies with large market capitalizations (a "large-cap company"). Chase Investment Counsel Corporation (the "Advisor") generally considers a large-cap company to be one that has a market capitalization of
$5 billion and above. Large-cap company stocks the Advisor purchases for the
Fund typically have earnings growth in excess of 10% per year on a historical basis, and have demonstrated consistency of earnings growth over time. In addition, the Fund may invest a portion of its assets in non-U.S. issuers through the use of depositary receipts, such as American Depositary Receipts
("ADRs").

In buying and selling portfolio securities, the Advisor first screens companies for 10% or greater earnings growth over the last 5 years, consistency of earnings, and liquidity. The Advisor then screens the stocks for fundamental and technical characteristics, including earnings growth, return on equity, reinvestment rate, debt level, preliminary valuation analysis, relative strength, price momentum, price volatility, unusual volume patterns, and insider transactions. The Advisor then conducts traditional fundamental security analysis to identify the most attractive buys for the Fund. The Advisor continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk of investing in the Growth
Fund. The following additional risks could affect the value of your investment:

o  Management Risk - The Growth Fund's ability to achieve its investment objective depends on the Advisor's ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

o  Market Risk - The value of stocks and other securities the Growth Fund holds or the overall stock market may decline over short or extended periods.

o  Non-U.S. Security Risk - The Growth Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of
   U.S. issuers.

o  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

o  Defensive Position Risk- If the Growth Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Growth Fund is intended for investors who:

o  Have a long-term investment horizon;

o  Want to diversify their investment portfolio by investing in a mutual fund that invests in large-cap companies; and/or

o  Are willing to accept higher short-term risk in exchange for a higher potential for long-term total return.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Growth Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and
10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the
Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-861-7556
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.chasegrowthfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class N - Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.62% (quarter ended 12/31/2003) and the lowest return for a calendar quarter was -19.68% (quarter ended 12/31/2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Russell 1000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Lipper Large-Cap Growth Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.90%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	126
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	393
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	681
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,500
Annual Return 2002	rr_AnnualReturn2002	(13.54%)
Annual Return 2003	rr_AnnualReturn2003	17.88%
Annual Return 2004	rr_AnnualReturn2004	16.91%
Annual Return 2005	rr_AnnualReturn2005	11.37%
Annual Return 2006	rr_AnnualReturn2006	1.41%
Annual Return 2007	rr_AnnualReturn2007	20.04%
Annual Return 2008	rr_AnnualReturn2008	(33.46%)
Annual Return 2009	rr_AnnualReturn2009	13.25%
Annual Return 2010	rr_AnnualReturn2010	12.98%
Annual Return 2011	rr_AnnualReturn2011	(1.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Class N | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.68%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Class N | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.66%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997
Chase Growth Fund (Prospectus Summary) | Chase Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 1997

[1]	Class N incepted on December 2, 1997, and the Institutional Class incepted on January 29, 2007. Performance shown prior to the inception of the Institutional Class reflects the performance of Class N and includes expenses that are not applicable to and are higher than those of the Institutional Class. After-tax returns are shown only for Class N; after-tax returns for the Institutional Class will vary.
[2]	On January 28, 2012, the Growth Fund re-designated its Substantial Investor Class shares as Institutional Class shares.

Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund
Chase Mid-Cap Growth Fund (the "Mid-Cap Fund" or "Fund")
Investment Objective
The Mid-Cap Fund's investment objective is to achieve capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Chase Mid-Cap Growth Fund	Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)
Class N	2.00%
Institutional Class	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Chase Mid-Cap Growth Fund		Class N	Institutional Class
Management Fees		0.75%	0.75%
Shareholder Servicing Plan Fees		0.25%	none
Other Expenses (includes Shareholder Servicing Plan Fees)	[1]	1.25%	1.00%
Total Annual Fund Operating Expenses		2.00%	1.75%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.52%)	(0.52%)
Net Annual Fund Operating Expenses		1.48%	1.23%
[1]	Other expenses are estimated based upon the addition of a new class of shares - Institutional Class.
[2]	The Advisor has contractually agreed to waive a portion of its management fees and/or pay Fund expenses (excluding aquired fund fees and expenses ("AFFE")), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class to 1.48% and 1.23% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
The Example is intended to help you compare the cost of investing in the Mid-Cap

Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Chase Mid-Cap Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class N	151	577	1,030	2,286
Institutional Class	125	500	900	2,019

Portfolio Turnover.
The Mid-Cap Fund pays transaction costs, such as commissions,

when it buys and sells securities (or "turns over" its portfolio).

A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual

Fund Operating Expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio

turnover rate was 158.88% of the average value of itsportfolio.

Principal Investment Strategies
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a "mid-cap company"). This policy may only be changed upon sixty (60) days' prior notice to shareholders. The

Advisor generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. Mid-cap company stocks the

Advisor purchases for the Fund typically have earnings growth in excess of 10%

per year on a historical basis, and have demonstrated consistency of earnings growth over time. In addition, the Fund may invest a portion of its assets in

non-U.S. issuers through the use of depositary receipts, such as ADRs.

In buying and selling portfolio securities, the Advisor first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Advisor then screens the stocks for fundamental and technical characteristics, including earnings growth, return on equity,

reinvestment rate, debt level, preliminary valuation analysis, relative strength, price momentum, price volatility, unusual volume patterns, and insider transactions. The Advisor then conducts traditional fundamental security analysis to identify the most attractive buys for the Fund. The Advisor continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Investment Risks
Losing a portion or all of your investment is a risk of investing in the Mid-Cap

Fund. The following additional risks could affect the value of your investment:

o Management Risk - Mid-Cap Fund's ability to achieve its investment objective depends on the Advisor's ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

o Market Risk - The value of stocks and other securities the Mid-Cap Fund holds or the overall stock market may decline over short or extended periods.

o Medium-Sized Company Risk - A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

o Non-U.S. Security Risk - The Mid-Cap Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

o  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

o  Defensive Position Risk - If the Mid-Cap Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Mid-Cap Fund may be appropriate for investors who:

o  Have a long-term investment horizon;

o  Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or

o  Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Performance
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Advisor was retained as the Fund's investment advisor (including a period during which the

Fund was organized as a different mutual fund) by showing changes in the Fund's performance from year to year since retention of the Advisor and by showing how the Fund's average annual returns for 1 and 5 years and since retention of the

Advisor compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the

Fund will perform in the future. Updated performance information is available on the Fund's website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Class N - Calendar Year Total Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was -25.32% (quarter ended 12/31/2008).

Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Chase Mid-Cap Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class N	Return Before Taxes	9.01%	4.57%	7.64%	Sep 1, 2002	[1]
Class N After Taxes on Distributions	Return After Taxes on Distributions	9.01%	4.47%	7.40%	Sep 1, 2002	[1]
Class N After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.86%	3.93%	6.72%	Sep 1, 2002	[1]
Russell Midcap ® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	9.42%	Sep 1, 2002	[1]
Lipper Mid-Cap Growth Funds Index	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)	(5.30%)	2.89%	8.43%	Sep 1, 2002	[1]
[1]	Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor. Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown. Performance shown for Class N begins on September 1, 2002. The Institutional Class incepted on January 28, 2012; therefore, performance is not available at this time.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or

IRAs.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 28, 2012
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Chase Mid-Cap Growth Fund (the "Mid-Cap Fund" or "Fund")
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mid-Cap Fund's investment objective is to achieve capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual
Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio
turnover rate was 158.88% of the average value of itsportfolio.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated based upon the addition of a new class of shares - Institutional Class.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Mid-Cap
Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Mid-Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of companies with medium market capitalizations (a "mid-cap company"). This policy may only be changed upon sixty (60) days' prior notice to shareholders. The
Advisor generally considers a mid-cap company to be one that has a market capitalization of between $1 billion and $15 billion. Mid-cap company stocks the
Advisor purchases for the Fund typically have earnings growth in excess of 10%
per year on a historical basis, and have demonstrated consistency of earnings growth over time. In addition, the Fund may invest a portion of its assets in
non-U.S. issuers through the use of depositary receipts, such as ADRs.

In buying and selling portfolio securities, the Advisor first screens companies for 10% or greater earnings growth over the last five years, consistency of earnings, and liquidity. The Advisor then screens the stocks for fundamental and technical characteristics, including earnings growth, return on equity, reinvestment rate, debt level, preliminary valuation analysis, relative strength, price momentum, price volatility, unusual volume patterns, and insider transactions. The Advisor then conducts traditional fundamental security analysis to identify the most attractive buys for the Fund. The Advisor continuously reviews prices and adjusts its targets in response to changes in stock characteristics, setting buy/sell target prices for each stock. The existence of alternative securities that the Advisor considers to be more attractive is an added consideration in deciding whether to sell portfolio securities.

The Advisor expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing a portion or all of your investment is a risk of investing in the Mid-Cap
Fund. The following additional risks could affect the value of your investment:

o Management Risk - Mid-Cap Fund's ability to achieve its investment objective depends on the Advisor's ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

o Market Risk - The value of stocks and other securities the Mid-Cap Fund holds or the overall stock market may decline over short or extended periods.

o Medium-Sized Company Risk - A mid-cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

o Non-U.S. Security Risk - The Mid-Cap Fund may invest in non-U.S. issuers through depositary receipts such as ADRs. Non-U.S. investments may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers.

o  Portfolio Turnover Risk - A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

o  Defensive Position Risk - If the Mid-Cap Fund takes a temporary defensive position in response to adverse conditions, the Fund may not achieve its investment objective. For example, should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

The Mid-Cap Fund may be appropriate for investors who:

o  Have a long-term investment horizon;

o  Want to diversify their investment portfolio by investing in a mutual fund that invests in securities of mid-cap companies; and/or

o  Are willing to accept the greater risks of investing in a portfolio with significant common stock holdings.

Risk, Lose Money	rr_RiskLoseMoney	Losing a portion or all of your investment is a risk of investing in the Mid-Cap Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Advisor was retained as the Fund's investment advisor (including a period during which the
Fund was organized as a different mutual fund) by showing changes in the Fund's performance from year to year since retention of the Advisor and by showing how the Fund's average annual returns for 1 and 5 years and since retention of the
Advisor compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund. The Fund's past performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future. Updated performance information is available on the Fund's website at www.chasegrowthfunds.com or by calling the Fund toll-free at 1-888-861-7556.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Mid-Cap Fund and reflects the period for which the Advisor was retained as the Fund's investment advisor (including a period during which the Fund was organized as a different mutual fund) by showing changes in the Fund's performance from year to year since retention of the Advisor and by showing how the Fund's average annual returns for 1 and 5 years and since retention of the Advisor compare with those of a broad measure of market performance and an index that reflects the Lipper category applicable to the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-861-7556
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.chasegrowthfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class N - Calendar Year Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 14.26% (quarter ended 12/31/2010) and the lowest return for a calendar quarter was -25.32% (quarter ended 12/31/2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Russell Midcap ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.42%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2002	[1]
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Lipper Mid-Cap Growth Funds Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2002	[1]
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Class N
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.48%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,286
Annual Return 2003	rr_AnnualReturn2003	18.50%
Annual Return 2004	rr_AnnualReturn2004	20.97%
Annual Return 2005	rr_AnnualReturn2005	15.33%
Annual Return 2006	rr_AnnualReturn2006	1.66%
Annual Return 2007	rr_AnnualReturn2007	19.74%
Annual Return 2008	rr_AnnualReturn2008	(39.65%)
Annual Return 2009	rr_AnnualReturn2009	26.83%
Annual Return 2010	rr_AnnualReturn2010	25.14%
Annual Return 2011	rr_AnnualReturn2011	9.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.32%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2002	[1]
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Class N | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2002	[1]
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Class N | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2002	[1]
Chase Mid-Cap Growth Fund (Prospectus Summary) | Chase Mid-Cap Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fees (as a percentage of amount redeemed on shares held for 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.00%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	125
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	500
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	900
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,019

[1]	Prior to September 1, 2002, the Predecessor Mid-Cap Fund was advised by a different investment advisor. Performance from January 1, 2001, the inception date of the Predecessor Mid-Cap Fund, to August 31, 2002, is not shown. Performance shown for Class N begins on September 1, 2002. The Institutional Class incepted on January 28, 2012; therefore, performance is not available at this time.
[2]	Other expenses are estimated based upon the addition of a new class of shares - Institutional Class.
[3]	The Advisor has contractually agreed to waive a portion of its management fees and/or pay Fund expenses (excluding aquired fund fees and expenses ("AFFE")), leverage interest, taxes and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses for the Mid-Cap Fund Class N and Institutional Class to 1.48% and 1.23% of the Fund's average daily net assets, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 28, 2013, and may be terminated only by the Board of Trustees (the "Board") of Advisors Series Trust (the "Trust"). The Advisor may request recoupment of previously waived fees and expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.